Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory

Income statement notes

Note 3 Net interest income and other net income from financial instruments measured at fair value through profit or loss

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Net interest income from financial instruments measured at fair value through profit or loss	1,299	1,011	1,338
Other net income from financial instruments measured at fair value through profit or loss	6,960	6,842	6,960
of which: net gains / (losses) from financial liabilities designated at fair value[1]	1,509	(8,748)	9,382
Total net income from financial instruments measured at fair value through profit or loss	8,259	7,853	8,298

Net interest income
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[2]	6,690	8,008	7,801
Interest income from securities financing transactions[3]	862	2,005	1,567
Interest income from other financial instruments measured at amortized cost	335	364	266
Interest income from debt instruments measured at fair value through other comprehensive income	101	120	142
Interest income from derivative instruments designated as cash flow hedges	822	188	324
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	8,810	10,684	10,100
Interest expense on loans and deposits[4]	1,031	2,634	1,980
Interest expense on securities financing transactions[5]	870	1,152	1,130
Interest expense on debt issued	2,237	3,285	3,281
Interest expense on lease liabilities	110	122
Total interest expense from financial instruments measured at amortized cost	4,247	7,194	6,391
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,563	3,490	3,710
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	841	1,214	1,105
Net interest income from brokerage balances	682	339	575
Net interest income from securities financing transactions at fair value not held for trading[6]	77	116	115
Interest income from other financial instruments at fair value not held for trading	585	914	901
Interest expense on other financial instruments designated at fair value	(886)	(1,571)	(1,357)
Total net interest income from financial instruments measured at fair value through profit or loss	1,299	1,011	1,338
Total net interest income	5,862	4,501	5,048
1 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 and 2018 included a net loss of USD 1,830 million and a net gain of USD 2,152 million, respectively, driven by financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million and a net loss of USD 2,134 million in 2019 and 2018, respectively, related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading. 2 Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments. 3 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 4 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments. 5 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 6 Includes interest expense on securities financing transactions designated at fair value.

UBS AG
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory

Income statement notes

Note 3 Net interest income and other net income from financial instruments measured at fair value through profit or loss

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Net interest income from financial instruments measured at fair value through profit or loss	1,305	1,015	1,344
Other net income from financial instruments measured at fair value through profit or loss	6,930	6,833	6,953
of which: net gains / (losses) from financial liabilities designated at fair value[1]	1,625	(8,748)	9,382
Total net income from financial instruments measured at fair value through profit or loss	8,235	7,848	8,297

Net interest income
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[2]	6,696	8,026	7,822
Interest income from securities financing transactions[3]	862	2,005	1,567
Interest income from other financial instruments measured at amortized cost	335	364	266
Interest income from debt instruments measured at fair value through other comprehensive income	101	120	142
Interest income from derivative instruments designated as cash flow hedges	822	188	324
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	8,816	10,703	10,121
Interest expense on loans and deposits[4]	2,440	4,541	3,566
Interest expense on securities financing transactions[5]	870	1,152	1,130
Interest expense on debt issued	918	1,491	1,797
Interest expense on lease liabilities	105	118
Total interest expense from financial instruments measured at amortized cost	4,333	7,303	6,494
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,483	3,400	3,628
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	847	1,218	1,111
Net interest income from brokerage balances	682	339	575
Net interest income from securities financing transactions at fair value not held for trading[6]	77	116	115
Interest income from other financial instruments at fair value not held for trading	585	914	901
Interest expense on other financial instruments designated at fair value	(886)	(1,571)	(1,357)
Total net interest income from financial instruments measured at fair value through profit or loss	1,305	1,015	1,344
Total net interest income	5,788	4,415	4,971
1 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 and 2018 included a net loss of USD 1,830 million and a net gain of USD 2,152 million, respectively, driven by financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million and a net loss of USD 2,134 million in 2019 and 2018, respectively, related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading. 2 Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments. 3 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 4 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, and funding from UBS Group AG and its subsidiaries, as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments. 5 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 6 Includes interest expense on securities financing transactions designated at fair value.